Summary of Significant Accounting Policies (Details) - USD ($)								3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 26, 2025	Mar. 18, 2025	Sep. 30, 2024	Sep. 19, 2024	Mar. 26, 2024	Dec. 21, 2023	Mar. 22, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs capitalized													$ 2,800,000	$ 1,500,000
Deferred offering costs													$ 800,000	$ 0
Trust account current asset								$ 661,012		$ 661,012
Percentage of perations and redeem repurchase										100.00%
Trust account noncurrent asset								1,274,549		$ 1,274,549
Interest Costs Incurred								$ 340		$ 340
Shares of common stock (in Shares)								64,814,447	46,557,537	64,814,447	46,557,537		24,199,613	23,097,930
Offering costs								$ 4,100,000		$ 4,100,000			$ 2,800,000
NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage								250,000		250,000			250,000
Restricted Cash								1,751		1,751
Interest income from trust account										78,813	204,460		204,459	1,192,438
Common stock shares redeemed (in Shares)												50,556
Payable common stock redeemed															$ 1,565,078
Trust account current asset								1,453,297		1,453,297
Contribution amount		$ 30,000		$ 34,376						36,904			36,904
Aggregate redeemed amount	$ 6,510,830		$ 595,439		$ 1,088,361	$ 1,565,078	$ 184,845,836			9,000,000		$ 595,439
Trust account noncurrent asset								$ 1,935,561		$ 1,935,561			8,330,835
Interest and penalties expense													$ 19,158	0
Shares of common stock (in Shares)										17,404,250			17,404,250
NorthView Acquisition Corp [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)								7,347,500		7,347,500			7,347,500
Common Stock [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)						140,663							140,663
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)										52,784
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate redeemed amount										$ 661,012
NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs								$ 1,300,000		$ 1,300,000			$ 800,000
Cash and Marketable Securities Held in Trust Account [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock to be redeemed														$ 1,565,078
Cash and Marketable Securities Held in Trust Account [Member] | Common Stock [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Trust account current asset													$ 1,565,078		$ 1,565,078
Subsequent Event [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)		532,958
Contribution amount		$ 30,000
IPO [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares redeemed (in Shares)						140,663							140,663
IPO [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)								17,404,250		17,404,250			17,404,250
IPO [Member] | NorthView Acquisition Corp [Member] | Public Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)								9,487,500		9,487,500			9,487,500
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)								74,250		74,250			74,250
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)								569,250		569,250			569,250
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)								697,500		697,500			697,500